Derivative Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Realized and unrealized losses on derivatives classified as cash flow hedges recorded in other comprehensive income (loss)		$ 172,000,000	$ 261,000,000
Forward commitments to sell mortgage loans		7,200,000,000
Hedged mortgage loans held for sale		3,900,000,000
Unfunded mortgage loan commitments		4,300,000,000
Fair value of derivatives under collateral agreements in a net liability position		964,000,000
Collateral posted by company netted against net liability position		842,000,000
Up Scenario [Member] | Net sensitivity [Member]
Derivative [Line Items]
Net fair value 25 basis points		(2,000,000)
Net fair value 50 basis points		(12,000,000)	(3,000,000)
Net fair value 100 basis points		(29,000,000)	(14,000,000)
Down Scenario [Member] | Net sensitivity [Member]
Derivative [Line Items]
Net fair value 25 basis points		(5,000,000)	(2,000,000)
Net fair value 50 basis points		(19,000,000)	(5,000,000)
Net fair value 100 basis points		(99,000,000)	(36,000,000)
Scenario, Forecast [Member]
Derivative [Line Items]
Estimated loss to be reclassified from other comprehensive income (loss) into earnings	$ 115,000,000